PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property and equipment	$ 49,333	$ 185,221	$ 187,411	$ 386,691	$ 539,957		$ 0
Property, Plant and Equipment, Net	$ 285,305		$ 285,305		$ 802,557	[1]
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years		3 years		3 years
Capitalized Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years		5 years
Capitalized Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years		10 years		10 years

[1]	Derived from audited information